Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2019	$3,594
2020	2,545
2021	903
2022	762
2023	452
Thereafter	—
$8,256